Acquisitions - Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jul. 25, 2022	Dec. 31, 2021	Apr. 08, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 488,918	$ 486,026		$ 456,570
MENU Acquisition
Acquired Finite-Lived Intangible Assets [Line Items]
Cash			$ 843
Accounts receivable			209
Property and equipment			204
Prepaid and other acquired assets			221
Goodwill			28,495
Total assets			40,672
Accounts payable and accrued expenses			1,300
Deferred revenue			443
Earn-out liability			14,200
Consideration paid			24,729
MENU Acquisition | Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets			$ 10,700
Punchh Acquisition ASC 805 measurement period adjustment
Acquired Finite-Lived Intangible Assets [Line Items]
Cash					$ 22,714
Accounts receivable					10,214
Property and equipment					592
Lease right-of-use assets					2,473
Indemnification assets					2,109
Prepaid and other acquired assets					2,764
Goodwill					415,055
Total assets					553,821
Accounts payable and accrued expenses					15,617
Deferred revenue					10,298
Loan payables					3,508
Lease liabilities					2,787
Indemnification liabilities					2,109
Deferred taxes					11,794
Consideration paid					507,708
Punchh Acquisition ASC 805 measurement period adjustment | Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets					84,600
Punchh Acquisition ASC 805 measurement period adjustment | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets					7,500
Punchh Acquisition ASC 805 measurement period adjustment | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets					$ 5,800